EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
EMPLOYEE BENEFITS
Defined Contribution Plan, Cost	$ 33,550	$ 24,141	$ 17,210